Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11– SUBSEQUENT EVENTS

On October 3, 2014, the Company recorded the issuance of common stock of 1,515,000 for the conversion of $10,000 debt.

On October 10, 2014, the Company recorded the issuance of common stock of 56,300,000 for the conversion of $5,630 debt.

On October 3, 2014, the Company recorded the issuance of common stock of 69,531,249 for the conversion of $37,350 debt.

On October 5, 2014, the Company recorded the issuance of common stock of 5,000,000 for purchase of demonstration supplies.

On October 10, 2014, the Company recorded the issuance of common stock of 113,806,019 for the conversion of $25,276 debt.

NOTE 13– SUBSEQUENT EVENTS

On January 1, 2014 the Company issued 230,000 of its common stock for conversion of debt and accrued interest of $35,000.  The conversion was for unpaid salaries to prior officer of the Company.

On January 1, 2014 the Company issued 1,700,000 of its common stock for conversion of debt of $50,000 for the reduction of the outstanding principal balance due to Ann Arbor Sparks (see Note 6).

On January 1, 2014 the Company issued 42,757,999 of its common stock for officer consideration, consulting and marketing services.

On April 11, 2014 the Company amended its Articles of Incorporation and authorized 1,400,000,000 common shares at $0.001 par value.